Fair Value of Financial Instruments not carried at Fair Value - Estimated Fair Value of the Financial Instruments not carried at Fair Value (Detail) - EUR (€) € in Millions		Jun. 30, 2021	Dec. 31, 2020
Carrying value [Member]
Financial assets:
Cash and central bank balances	[1]	€ 198,268	€ 166,208
Interbank balances (w/o central banks)	[1]	8,359	9,130
Central bank funds sold and securities purchased under resale agreements	[1]	8,519	8,533
Securities borrowed	[1]	33	0
Loans	[1]	440,747	426,691
Other financial assets	[1]	120,688	94,069
Financial liabilities:
Deposits	[1]	581,490	567,745
Central bank funds purchased and securities sold under repurchase agreements	[1]	3,144	2,325
Securities loaned	[1]	1,123	1,697
Other short-term borrowings	[1]	3,428	3,553
Other financial liabilities	[1]	115,371	96,602
Long-term debt	[1]	149,139	149,163
Trust preferred securities	[1]	1,044	1,321
Fair value [Member]
Financial assets:
Cash and central bank balances	[1]	198,268	166,208
Interbank balances (w/o central banks)	[1]	8,359	9,132
Central bank funds sold and securities purchased under resale agreements	[1]	8,528	8,519
Securities borrowed	[1]	33	0
Loans	[1]	446,302	434,442
Other financial assets	[1]	120,930	94,393
Financial liabilities:
Deposits	[1]	581,804	568,172
Central bank funds purchased and securities sold under repurchase agreements	[1]	3,141	2,328
Securities loaned	[1]	1,123	1,697
Other short-term borrowings	[1]	3,430	3,556
Other financial liabilities	[1]	115,371	96,602
Long-term debt	[1]	151,534	150,691
Trust preferred securities	[1]	€ 1,095	€ 1,069

[1]	Amounts are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates” of the Group’s Annual Report 2020.